DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Depreciation and Amortization

Year ended December 31 (millions of dollars)	2025	2024
Depreciation of property, plant and equipment	874	828
Amortization of intangible assets	89	81
Amortization of regulatory assets	3	11
Depreciation and amortization	966	920
Asset removal costs	145	146
	1,111	1,066